UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Independence Fund

February 29, 2016

FRE-QTLY-0416
1.797942.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 0.5%
Delphi Automotive PLC	297,300	$19,824
Automobiles - 0.7%
General Motors Co.	843,300	24,827
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	115,100	58,604
Fiesta Restaurant Group, Inc. (a)	337,400	11,175
Papa John's International, Inc.	216,600	12,595
		82,374
Household Durables - 4.6%
Barratt Developments PLC	2,314,400	19,006
Bellway PLC	400,000	14,297
D.R. Horton, Inc.	2,843,300	75,973
PulteGroup, Inc.	2,620,000	45,038
Taylor Morrison Home Corp. (a)	400,000	5,564
Taylor Wimpey PLC	4,000,000	10,366
		170,244
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	114,100	63,043
JD.com, Inc. sponsored ADR (a)	400,000	10,284
Priceline Group, Inc. (a)	49,300	62,375
Vipshop Holdings Ltd. ADR (a)	900,000	9,999
		145,701
Leisure Products - 0.4%
Vista Outdoor, Inc. (a)	300,000	14,790
Media - 0.9%
ITV PLC	5,909,100	20,446
Liberty Global PLC Class C (a)	305,800	10,997
		31,443
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	300,000	24,075
Specialty Retail - 4.7%
Burlington Stores, Inc. (a)	293,900	16,476
Home Depot, Inc.	546,300	67,807
Lowe's Companies, Inc.	743,400	50,202
TJX Companies, Inc.	489,000	36,235
		170,720
Textiles, Apparel & Luxury Goods - 3.8%
Michael Kors Holdings Ltd. (a)	1,920,547	108,799
Pandora A/S	250,000	31,684
		140,483

TOTAL CONSUMER DISCRETIONARY		824,481

CONSUMER STAPLES - 2.8%
Beverages - 2.3%
Monster Beverage Corp.	668,900	83,947
Tobacco - 0.5%
Imperial Tobacco Group PLC	393,940	20,411

TOTAL CONSUMER STAPLES		104,358

ENERGY - 3.3%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	420,000	18,005
Independence Contract Drilling, Inc. (a)	371,900	1,432
		19,437
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	100,000	3,795
Chevron Corp.	350,000	29,204
Cimarex Energy Co.	125,000	10,504
Continental Resources, Inc. (a)(b)	1,054,100	24,434
Devon Energy Corp.	400,000	7,872
EOG Resources, Inc.	189,900	12,294
SM Energy Co. (b)	600,000	5,424
Williams Partners LP	400,000	7,888
		101,415

TOTAL ENERGY		120,852

FINANCIALS - 6.6%
Banks - 1.3%
Bank of America Corp.	3,779,000	47,313
Capital Markets - 2.1%
BlackRock, Inc. Class A	25,800	8,049
Morgan Stanley	1,054,500	26,046
The Blackstone Group LP	1,704,600	44,268
		78,363
Consumer Finance - 0.9%
OneMain Holdings, Inc. (a)	1,509,000	34,058
Diversified Financial Services - 2.0%
Broadcom Ltd.	270,800	36,279
McGraw Hill Financial, Inc.	405,900	36,425
		72,704
Real Estate Investment Trusts - 0.3%
American Tower Corp.	100,000	9,220

TOTAL FINANCIALS		241,658

HEALTH CARE - 27.5%
Biotechnology - 20.9%
AbbVie, Inc.	850,000	46,419
Acorda Therapeutics, Inc. (a)	649,800	21,255
Actelion Ltd.	156,854	21,898
Alexion Pharmaceuticals, Inc. (a)	597,100	84,072
Alnylam Pharmaceuticals, Inc. (a)	97,661	5,720
Amgen, Inc.	220,100	31,316
Amicus Therapeutics, Inc. (a)(b)	861,800	5,309
Biogen, Inc. (a)	75,000	19,457
BioMarin Pharmaceutical, Inc. (a)	615,000	50,350
bluebird bio, Inc. (a)	7,200	333
Celgene Corp. (a)	1,139,900	114,936
Celldex Therapeutics, Inc. (a)	268,800	1,828
Clovis Oncology, Inc. (a)(b)	139,600	2,599
Genmab A/S (a)	300,000	36,905
Gilead Sciences, Inc.	1,253,100	109,333
Heron Therapeutics, Inc. (a)	107,807	1,712
Intercept Pharmaceuticals, Inc. (a)(b)	201,600	22,454
Medivation, Inc. (a)	2,045,200	73,157
Medy-Tox, Inc.	20,000	7,189
NantKwest, Inc. (a)(b)	100,000	688
Novavax, Inc. (a)	2,500,000	10,900
Regeneron Pharmaceuticals, Inc. (a)	48,300	18,548
TESARO, Inc. (a)(b)	200,000	8,092
United Therapeutics Corp. (a)	193,300	23,571
Vertex Pharmaceuticals, Inc. (a)	550,000	47,020
vTv Therapeutics, Inc. Class A (a)(b)	325,000	1,856
		766,917
Health Care Equipment & Supplies - 0.5%
Innocoll AG ADR (a)	823,381	6,892
Neovasc, Inc. (a)	600,000	2,394
Nevro Corp. (a)(b)	150,000	8,640
		17,926
Health Care Providers & Services - 0.7%
AmSurg Corp. (a)	200,000	13,610
Express Scripts Holding Co. (a)	179,800	12,654
		26,264
Pharmaceuticals - 5.4%
Akorn, Inc. (a)(b)	342,400	9,104
Allergan PLC (a)	179,100	51,959
Bristol-Myers Squibb Co.	678,000	41,989
Collegium Pharmaceutical, Inc. (b)	300,000	5,232
Jazz Pharmaceuticals PLC (a)	282,500	34,346
Ocular Therapeutix, Inc. (a)(b)	1,099,853	8,656
Pacira Pharmaceuticals, Inc. (a)(b)	234,000	12,170
Relypsa, Inc. (a)(b)	691,600	9,171
Shire PLC	60,100	3,135
Supernus Pharmaceuticals, Inc. (a)	400,000	5,016
Valeant Pharmaceuticals International, Inc. (Canada) (a)	242,860	15,980
		196,758

TOTAL HEALTH CARE		1,007,865

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.6%
General Dynamics Corp.	100,000	13,627
Huntington Ingalls Industries, Inc.	260,000	34,076
TransDigm Group, Inc. (a)	50,000	10,679
		58,382
Airlines - 9.4%
American Airlines Group, Inc.	2,409,900	98,806
Delta Air Lines, Inc.	1,605,975	77,472
International Consolidated Airlines Group SA CDI	700,000	5,349
Norwegian Air Shuttle A/S (a)(b)	300,000	9,894
Southwest Airlines Co.	2,268,200	95,151
United Continental Holdings, Inc. (a)	1,006,300	57,621
		344,293
Professional Services - 0.3%
Robert Half International, Inc.	344,700	13,578

TOTAL INDUSTRIALS		416,253

INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)(b)	156,100	10,699
Internet Software & Services - 11.5%
58.com, Inc. ADR (a)	339,600	17,999
Akamai Technologies, Inc. (a)	200,000	10,794
Alibaba Group Holding Ltd. sponsored ADR (a)	966,500	66,505
Alphabet, Inc. Class A	199,100	142,799
Cornerstone OnDemand, Inc. (a)	183,600	5,288
Facebook, Inc. Class A (a)	1,197,540	128,041
Tencent Holdings Ltd.	2,815,500	51,517
		422,943
IT Services - 4.6%
FleetCor Technologies, Inc. (a)	100,000	12,769
MasterCard, Inc. Class A	611,800	53,178
PayPal Holdings, Inc. (a)	250,000	9,535
Visa, Inc. Class A	1,286,900	93,159
		168,641
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV (a)	1,064,600	75,842
Qorvo, Inc. (a)	197,000	8,881
		84,723
Software - 2.2%
Adobe Systems, Inc. (a)	767,400	65,344
Atlassian Corp. PLC	12,000	285
Fleetmatics Group PLC (a)	300,000	10,833
Mobileye NV (a)(b)	123,400	4,006
		80,468
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,495,800	144,623
Nimble Storage, Inc. (a)	400,774	2,902
		147,525

TOTAL INFORMATION TECHNOLOGY		914,999

MATERIALS - 0.7%
Chemicals - 0.7%
LyondellBasell Industries NV Class A	325,000	26,068
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,027,112	10,353
TOTAL COMMON STOCKS
(Cost $3,027,671)		3,666,887

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (c)	5,521,662	5,522
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	87,225,475	87,225
TOTAL MONEY MARKET FUNDS
(Cost $92,747)		92,747
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $3,120,418)		3,759,634
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(89,559)
NET ASSETS - 100%		$3,670,075

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund	200
Total	$205

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$824,481	$824,481	$--	$--
Consumer Staples	104,358	104,358	--	--
Energy	120,852	120,852	--	--
Financials	241,658	241,658	--	--
Health Care	1,007,865	1,004,730	3,135	--
Industrials	416,253	416,253	--	--
Information Technology	914,999	863,482	51,517	--
Materials	26,068	26,068	--	--
Utilities	10,353	10,353	--	--
Money Market Funds	92,747	92,747	--	--
Total Investments in Securities:	$3,759,634	$3,704,982	$54,652	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $3,145,631,000. Net unrealized appreciation aggregated $614,003,000, of which $892,789,000 related to appreciated investment securities and $278,786,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

February 29, 2016

EII-QTLY-0416
1.797940.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.8%
General Motors Co.	1,346,000	$39,626
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	181,500	10,698
DineEquity, Inc.	273,800	25,044
Sonic Corp.	169,100	4,966
Wyndham Worldwide Corp.	387,800	28,247
		68,955
Media - 0.2%
ITV PLC	3,209,300	11,105
Specialty Retail - 0.5%
Home Depot, Inc.	184,500	22,900
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	192,493	7,496
VF Corp.	236,400	15,392
		22,888

TOTAL CONSUMER DISCRETIONARY		165,474

CONSUMER STAPLES - 12.3%
Beverages - 2.1%
Britvic PLC	1,388,200	13,390
Constellation Brands, Inc. Class A (sub. vtg.)	165,300	23,378
Molson Coors Brewing Co. Class B	566,200	48,280
The Coca-Cola Co.	346,300	14,936
		99,984
Food & Staples Retailing - 4.2%
CVS Health Corp.	915,800	88,988
Wal-Mart Stores, Inc.	1,231,200	81,678
Walgreens Boots Alliance, Inc.	371,400	29,318
		199,984
Food Products - 0.6%
ConAgra Foods, Inc.	727,800	30,611
Household Products - 2.8%
Procter & Gamble Co.	1,319,505	105,943
Reckitt Benckiser Group PLC	276,800	25,214
		131,157
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	341,200	26,085
Tobacco - 2.0%
Imperial Tobacco Group PLC	468,595	24,279
Japan Tobacco, Inc.	906,100	36,031
Reynolds American, Inc.	654,200	32,991
		93,301

TOTAL CONSUMER STAPLES		581,122

ENERGY - 13.2%
Energy Equipment & Services - 1.7%
Frank's International NV	854,500	11,869
Schlumberger Ltd.	931,300	66,793
		78,662
Oil, Gas & Consumable Fuels - 11.5%
Cenovus Energy, Inc.	3,483,200	39,852
Chevron Corp.	2,163,570	180,528
ConocoPhillips Co.	1,077,300	36,445
Enterprise Products Partners LP	1,148,800	26,847
EQT Midstream Partners LP	135,600	9,713
Exxon Mobil Corp.	1,029,656	82,527
Kinder Morgan, Inc.	2,232,000	40,377
Suncor Energy, Inc. (b)	2,058,000	50,317
Western Gas Partners LP	392,217	15,379
Williams Partners LP	3,208,594	63,273
		545,258

TOTAL ENERGY		623,920

FINANCIALS - 27.1%
Banks - 11.8%
Bank of America Corp.	3,621,400	45,340
Community Trust Bancorp, Inc.	302,720	10,208
Huntington Bancshares, Inc.	1,098,700	9,614
JPMorgan Chase & Co.	3,169,322	178,433
Regions Financial Corp.	4,781,600	35,958
SunTrust Banks, Inc.	917,700	30,449
U.S. Bancorp	2,451,000	94,413
Wells Fargo & Co.	3,271,808	153,513
		557,928
Capital Markets - 3.6%
Ares Capital Corp.	1,250,400	17,080
BlackRock, Inc. Class A	196,000	61,144
The Blackstone Group LP	2,639,000	68,535
TPG Specialty Lending, Inc.	1,530,200	24,850
		171,609
Consumer Finance - 1.1%
Capital One Financial Corp.	777,800	51,125
Insurance - 6.4%
AFLAC, Inc.	309,800	18,439
Chubb Ltd.	1,231,479	142,273
First American Financial Corp.	801,800	29,691
MetLife, Inc.	1,170,529	46,306
Principal Financial Group, Inc.	745,700	28,195
The Travelers Companies, Inc.	367,200	39,481
		304,385
Real Estate Investment Trusts - 4.2%
Crown Castle International Corp.	249,200	21,556
Liberty Property Trust (SBI)	462,100	13,345
Mid-America Apartment Communities, Inc.	250,300	22,512
Parkway Properties, Inc.	949,000	12,707
Simon Property Group, Inc.	110,200	20,908
Urban Edge Properties	493,200	11,995
Ventas, Inc.	659,300	36,703
Weyerhaeuser Co.	1,185,539	30,800
WP Carey, Inc.	451,300	25,584
		196,110

TOTAL FINANCIALS		1,281,157

HEALTH CARE - 14.1%
Biotechnology - 1.4%
AbbVie, Inc.	703,300	38,407
Amgen, Inc.	190,700	27,133
		65,540
Health Care Equipment & Supplies - 2.6%
Medtronic PLC	1,570,564	121,546
Pharmaceuticals - 10.1%
Bristol-Myers Squibb Co.	538,200	33,331
Eli Lilly & Co.	223,000	16,056
GlaxoSmithKline PLC	1,209,600	23,442
Johnson & Johnson	1,864,366	196,150
Pfizer, Inc.	3,798,600	112,704
Sanofi SA sponsored ADR	1,119,900	44,292
Teva Pharmaceutical Industries Ltd. sponsored ADR	952,900	52,981
		478,956

TOTAL HEALTH CARE		666,042

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.8%
United Technologies Corp.	382,730	36,979
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	671,200	46,870
United Parcel Service, Inc. Class B	306,600	29,602
		76,472
Electrical Equipment - 0.5%
Eaton Corp. PLC	375,600	21,300
Industrial Conglomerates - 4.9%
3M Co.	223,200	35,013
General Electric Co.	6,776,497	197,470
		232,483
Road & Rail - 0.2%
CSX Corp.	346,300	8,360

TOTAL INDUSTRIALS		375,594

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	4,501,000	117,836
Qualcomm, Inc.	511,400	25,974
		143,810
IT Services - 1.6%
Accenture PLC Class A	290,100	29,085
Paychex, Inc.	930,000	47,793
		76,878
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	889,000	26,306
Maxim Integrated Products, Inc.	1,206,000	40,835
		67,141
Software - 3.1%
Microsoft Corp.	2,285,726	116,298
Oracle Corp.	810,200	29,799
		146,097
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	345,200	33,377
EMC Corp.	2,555,055	66,764
HP, Inc.	1,445,800	15,456
		115,597

TOTAL INFORMATION TECHNOLOGY		549,523

MATERIALS - 1.0%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	401,500	24,439
LyondellBasell Industries NV Class A	305,200	24,480
		48,919
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	3,050,400	112,712
UTILITIES - 4.7%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	727,077	44,897
Exelon Corp.	744,900	23,457
IDACORP, Inc.	565,300	40,114
PPL Corp.	1,527,400	53,444
Xcel Energy, Inc.	1,510,700	59,733
		221,645
TOTAL COMMON STOCKS
(Cost $4,358,403)		4,626,108

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (c)	88,327,665	88,328
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	52,423,050	52,423
TOTAL MONEY MARKET FUNDS
(Cost $140,751)		140,751
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $4,499,154)		4,766,859
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(41,841)
NET ASSETS - 100%		$4,725,018

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$81
Fidelity Securities Lending Cash Central Fund	38
Total	$119

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$165,474	$165,474	$--	$--
Consumer Staples	581,122	519,877	61,245	--
Energy	623,920	623,920	--	--
Financials	1,281,157	1,281,157	--	--
Health Care	666,042	642,600	23,442	--
Industrials	375,594	375,594	--	--
Information Technology	549,523	549,523	--	--
Materials	48,919	48,919	--	--
Telecommunication Services	112,712	112,712	--	--
Utilities	221,645	221,645	--	--
Money Market Funds	140,751	140,751	--	--
Total Investments in Securities:	$4,766,859	$4,682,172	$84,687	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $4,528,949,000. Net unrealized appreciation aggregated $237,910,000, of which $558,309,000 related to appreciated investment securities and $320,399,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

February 29, 2016

CVS-QTLY-0416
1.797939.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 39.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$3,160	$3,363
Household Durables - 2.4%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,368	3,495
Lennar Corp. 3.25% 11/15/21 (a)	20,630	37,018
		40,513

TOTAL CONSUMER DISCRETIONARY		43,876

ENERGY - 4.9%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28	7,000	4,222
Vantage Drilling Co. 5.5% 7/15/43 (a)(b)	20,000	20
		4,242
Oil, Gas & Consumable Fuels - 4.6%
Chesapeake Energy Corp. 2.5% 5/15/37	10,545	4,772
Clean Energy Fuels Corp. 5.25% 10/1/18 (a)	10,000	4,944
Cobalt International Energy, Inc. 2.625% 12/1/19	55,920	25,304
Peabody Energy Corp. 4.75% 12/15/41	103,850	130
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	35,710	29,037
Whiting Petroleum Corp. 1.25% 4/1/20 (a)	33,000	12,024
		76,211

TOTAL ENERGY		80,453

FINANCIALS - 1.9%
Insurance - 1.1%
FNF Group 4.25% 8/15/18	10,000	18,044
Real Estate Management & Development - 0.7%
Extra Space Storage LP 3.125% 10/1/35 (a)	10,000	10,875
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,309

TOTAL FINANCIALS		31,228

HEALTH CARE - 8.8%
Biotechnology - 0.8%
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	4,931
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	10,000	7,800
		12,731
Health Care Equipment & Supplies - 4.1%
Alere, Inc. 3% 5/15/16	31,000	37,781
Hologic, Inc. 2% 3/1/42 (c)	22,716	29,261
		67,042
Health Care Providers & Services - 1.4%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	23,897
Life Sciences Tools & Services - 0.3%
Fluidigm Corp. 2.75% 2/1/34	9,500	4,652
Pharmaceuticals - 2.2%
Akorn, Inc. 3.5% 6/1/16	5,000	15,156
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (a)	10,000	8,794
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	12,544
		36,494

TOTAL HEALTH CARE		144,816

INDUSTRIALS - 2.2%
Electrical Equipment - 0.4%
General Cable Corp. 4.5% 11/15/29 (c)	19,800	7,376
Machinery - 1.8%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (a)	5,500	5,500
2.375% 5/15/26	8,000	8,000
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,338
		28,838

TOTAL INDUSTRIALS		36,214

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. 1.375% 1/1/20	8,710	8,470
InterDigital, Inc. 1.5% 3/1/20 (a)	5,650	5,576
JDS Uniphase Corp. 0.625% 8/15/33	10,000	9,513
		23,559
Electronic Equipment & Components - 0.7%
Vishay Intertechnology, Inc.:
2.25% 11/15/40	7,000	6,672
2.25% 5/15/41	7,000	5,316
		11,988
Internet Software & Services - 6.5%
Monster Worldwide, Inc. 3.5% 10/15/19	10,000	8,394
Twitter, Inc. 1% 9/15/21	30,000	25,088
VeriSign, Inc. 3.25% 8/15/37 (d)	15,000	37,116
Web.com Group, Inc. 1% 8/15/18	5,000	4,713
WebMD Health Corp.:
2.25% 3/31/16	10,000	10,038
2.5% 1/31/18	20,000	21,425
		106,774
Semiconductors & Semiconductor Equipment - 8.8%
Microchip Technology, Inc. 1.625% 2/15/25	35,000	33,578
Micron Technology, Inc.:
3% 11/15/43	10,000	6,925
3.125% 5/1/32	12,090	15,490
Novellus Systems, Inc. 2.625% 5/15/41	20,000	43,425
NXP Semiconductors NV 1% 12/1/19	10,000	10,575
ON Semiconductor Corp. 2.625% 12/15/26	27,012	28,160
Rambus, Inc. 1.125% 8/15/18	5,500	6,703
		144,856
Software - 1.7%
Nuance Communications, Inc. 1% 12/15/35 (a)	30,000	28,444

TOTAL INFORMATION TECHNOLOGY		315,621

TOTAL CONVERTIBLE BONDS
(Cost $768,332)		652,208
	Shares	Value (000s)

Common Stocks - 21.2%
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 7.0%
Ford Motor Co.	5,162,062	64,577
General Motors Co.	1,720,068	50,639
		115,216
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(f)	686	6
Media - 1.0%
Liberty Global PLC:
LiLAC Class A (e)	5,532	188
LiLAC Class C (e)	13,793	506
Sirius XM Holdings, Inc. (e)(g)	4,073,529	15,154
		15,848

TOTAL CONSUMER DISCRETIONARY		131,070

FINANCIALS - 3.6%
Banks - 3.6%
Citigroup, Inc.	1,545,034	60,025
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Tenet Healthcare Corp. (e)	425,202	10,554
INDUSTRIALS - 3.5%
Airlines - 2.2%
United Continental Holdings, Inc. (e)	623,910	35,725
Road & Rail - 1.3%
Genesee & Wyoming, Inc. Class A (e)	210,815	11,957
Hertz Global Holdings, Inc. (e)	1,206,637	10,256
		22,213

TOTAL INDUSTRIALS		57,938

INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ON Semiconductor Corp. (e)	1,435,900	12,047
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
Level 3 Communications, Inc. (e)	1,601,415	77,749
TOTAL COMMON STOCKS
(Cost $281,109)		349,383

Convertible Preferred Stocks - 36.5%
CONSUMER STAPLES - 6.4%
Food Products - 6.4%
Bunge Ltd. 4.875% (e)	237,000	18,948
Post Holdings, Inc.:
3.75% (e)	100,000	15,323
Series C 2.50% (e)	100,000	13,306
Tyson Foods, Inc. 4.75% (e)	800,000	57,680
		105,257
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 7.50% (e)	264,000	7,902
Chesapeake Energy Corp. Series A, 5.75% (a)(e)	50,700	5,070
Hess Corp. Series A 0.00% (e)	200,000	11,136
Southwestern Energy Co. Series B 6.25%	200,000	2,852
		26,960
FINANCIALS - 13.9%
Banks - 12.4%
Bank of America Corp. Series L, 7.25%	74,135	81,663
Huntington Bancshares, Inc. 8.50%	2,100	2,820
Wells Fargo & Co. 7.50% (e)	102,432	120,024
		204,507
Real Estate Investment Trusts - 1.5%
American Tower Corp. Series A, 5.25% (e)	50,100	4,960
Crown Castle International Corp. 4.50% (e)	72,900	7,746
Weyerhaeuser Co. Series A, 6.375% (e)	271,200	12,605
		25,311

TOTAL FINANCIALS		229,818

HEALTH CARE - 9.5%
Health Care Providers & Services - 1.9%
Anthem, Inc. 5.25% (e)	712,000	31,499
Pharmaceuticals - 7.6%
Allergan PLC 5.50%	105,500	101,911
Teva Pharmaceutical Industries Ltd. 7% (e)	25,000	22,688
		124,599

TOTAL HEALTH CARE		156,098

MATERIALS - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc. Series 1, 5.375% (e)	400,000	11,960
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.9%
Frontier Communications Corp. Series A 11.125% (e)	302,100	30,633
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. Series A 5.50%	397,500	25,468

TOTAL TELECOMMUNICATION SERVICES		56,101

UTILITIES - 0.9%
Electric Utilities - 0.5%
Exelon Corp. 6.50% (e)	171,500	7,606
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. 5.375%	200,000	7,508

TOTAL UTILITIES		15,114

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $650,166)		601,308

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (h)	38,229,179	38,229
Fidelity Securities Lending Cash Central Fund, 0.44% (h)(i)	11,234,400	11,234
TOTAL MONEY MARKET FUNDS
(Cost $49,463)		49,463
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,749,070)		1,652,362
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,735)
NET ASSETS - 100%		$1,649,627

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $147,302,000 or 8.9% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000 or 0.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$1

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$28
Fidelity Securities Lending Cash Central Fund	5
Total	$33

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$131,070	$131,064	$6	$--
Consumer Staples	105,257	76,628	28,629	--
Energy	26,960	21,890	5,070	--
Financials	289,843	289,843	--	--
Health Care	166,652	166,652	--	--
Industrials	57,938	57,938	--	--
Information Technology	12,047	12,047	--	--
Materials	11,960	11,960	--	--
Telecommunication Services	133,850	133,850	--	--
Utilities	15,114	15,114	--	--
Corporate Bonds	652,208	--	638,708	13,500
Money Market Funds	49,463	49,463	--	--
Total Investments in Securities:	$1,652,362	$966,449	$672,413	$13,500

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 29, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$36,374

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $1,751,859. Net unrealized depreciation aggregated $99,497, of which $243,133 related to appreciated investment securities and $342,630 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016